Income Taxes - Additional Information (Detail)				3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2017	Jan. 01, 2017 USD ($) Employee	Jan. 01, 2017 ILS (₪) Employee	Mar. 31, 2018 USD ($)	Dec. 31, 2017	Mar. 31, 2021 USD ($) Enterprise	Mar. 31, 2020 USD ($) Plan	Mar. 31, 2019 USD ($) Plan
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate						23.00%	23.00%	23.00%
Number of active plans | Plan							2	2
Dividends subject to withholding tax rate						15.00%
Uniform tax rate				21.00%	35.00%	23.00%	23.00%	23.00%
Venture capital investment previously made by the company | ₪			₪ 8,000,000
Three years average growth in sales		$ 3,000,000	₪ 10,000,000
Three years average growth in workforce | Employee		50	50
Tax benefits relating to research and development tax credits						$ 649,000	$ 664,000	$ 867,000
CARES act of 2020 operating loss carry-back period						5 years
Deferred income taxes of undistributed earnings						$ 1,300,000,000
Amount of interest and linkage to consumer price index recognized on the consolidated statement of operations						1,236,000	1,224,000	323,000
Amount of interest and linkage to consumer price index recognized on the consolidated balance sheets						3,783,000	2,548,000
Amount of unrecognized tax benefits				$ 16,810,000		26,921,000	$ 25,258,000	$ 28,188,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses						136,714
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses						$ 5,833,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	7.50%					9.00%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate						16.00%
Special Preferred Enterprise [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate						5.00%
Special Preferred Enterprise [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate						8.00%
Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Three years average growth in sales or workforce, percentage		25.00%	25.00%
Preferred Technological Enterprises [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		7.50%	7.50%
Preferred Technological Enterprises [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		12.00%	12.00%
Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Dividends subject to withholding tax rate		4.00%	4.00%
Percentage of corporate tax rate		6.00%	6.00%
Dividend withholding tax rate for other than foreign parent, percentage		20.00%	20.00%
Alternative Benefits Programs (Plan 3-4 and 5) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of approved enterprises | Enterprise						1
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of benefited enterprise | Enterprise						1
Corporate tax exemption period						2 years
Additional corporate tax exemption period						8 years
Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period						2 years
Additional corporate tax exemption period						8 years
Additional income tax exemption period for high level of investments						5 years
Israel [Member] | Capital Losses Carryforward [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses						$ 76,978,000
Federal Tax [Member] | Israel Tax Authority | Earliest Tax Year [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Year under examination						2017
Federal Tax [Member] | Israel Tax Authority | Latest Tax Year [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Year under examination						2019
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						10.00%
Minimum [Member] | Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Average R&D expenses percentage on revenue		7.00%	7.00%
Amount of average R&D expenses on revenue		$ 23,000,000	₪ 75,000,000
Percentage of overall workforce allocated to R&D		20.00%	20.00%
Number of employees, allocated to R&D | Employee		200	200
Venture capital investment previously made by the company		$ 2,400,000
Minimum [Member] | Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Annual consolidated revenues		$ 3,000,000,000	₪ 10,000,000,000
Percentage of foreign parent company holding shares for withholding tax dividend distributions		90.00%	90.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						10.00%
Minimum [Member] | Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						10.00%
Minimum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage						90.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						25.00%
Dividends subject to withholding tax rate						20.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						25.00%
Maximum [Member] | Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates						25.00%
Maximum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage						49.00%